Overview and Summary of Significant Accounting Policies Overview and Summary of Significant Accounting Polices (Tables)	12 Months Ended
Dec. 31, 2019
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Cash and Cash Equivalents [Table Text Block]	Consolidated Balance Sheet that reconcile to the total of such amounts as shown on the Consolidated Statements of Cash Flows:

$ in millions	December 31, 2019	December 31, 2018
Cash and cash equivalents	$36.5	$90.5
Restricted cash	10.5	21.2
Cash, Cash Equivalents and Restricted Cash, End of Period	$47.0	$111.7